Consolidated Statements of Shareholders' Equity - USD ($)	Total	Class A Common Shares [Member]	Series A Preferred Shares [Member]	Series C Preferred Shares [Member]	Series D Preferred Shares [Member]	Series E Preferred Shares [Member]	Common Shares [Member]	Common Shares [Member] Class A Common Shares [Member]	Preferred Shares [Member]	Preferred Shares [Member] Series D Preferred Shares [Member]	Preferred Shares [Member] Series E Preferred Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Class A Common Shares [Member]	Additional Paid-in Capital [Member] Series C Preferred Shares [Member]	Additional Paid-in Capital [Member] Series D Preferred Shares [Member]	Additional Paid-in Capital [Member] Series E Preferred Shares [Member]	Deficit [Member]	Deficit [Member] Series C Preferred Shares [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2012	$ 1,218,567,000						$ 631,000		$ 173,000			$ (312,000)	$ 1,859,068,000					$ (594,153,000)		$ (46,840,000)
Balance, shares at Dec. 31, 2012		63,042,217	200,000	14,000,000	3,105,000
Net earnings	299,028,000																	299,028,000
Other comprehensive income	6,212,000																			6,212,000
Shares issued, value		$ 77,000,000			$ 50,000,000			$ 35,000		$ 20,000				$ 76,965,000		$ 49,980,000
Shares issued, shares		3,500,000			2,000,000
Fees and expenses in connection with issuance of common and preferred shares	(5,959,000)												(5,959,000)
Dividends on class A common shares	(76,340,000)																	(76,340,000)
Dividends on preferred shares	(38,493,000)																	(38,493,000)
Amortization of Series C issuance costs															$ 1,174,000				$ (1,174,000)
Shares issued through dividend reinvestment program	31,961,000						16,000						31,945,000
Shares issued through dividend reinvestment program, shares		1,561,838
Share-based compensation expense (note 12):
Restricted class A common shares, phantom share units and stock appreciation rights issued, value	14,004,000												14,004,000
Restricted class A common shares, phantom share units and stock appreciation rights issued, shares		79,088
Other share-based compensation	4,742,000						2,000						4,740,000
Other share-based compensation, shares		206,200
Fleet growth payments							8,000						(8,000)
Fleet growth payments, shares		820,697
Preferred shares repurchased, including related expenses	(8,950,000)								(3,000)				(8,287,000)					(660,000)
Preferred shares repurchased, including related expenses, shares				(334,469)
Treasury shares, value	(67,000)											(67,000)
Treasury shares		(1,152)
Balance at Dec. 31, 2013	1,571,705,000						692,000		190,000			(379,000)	2,023,622,000					(411,792,000)		(40,628,000)
Balance, shares at Dec. 31, 2013		69,208,888	200,000	13,665,531	5,105,000
Net earnings	131,247,000																	131,247,000
Other comprehensive income	5,311,000																			5,311,000
Conversion of Series A preferred shares							232,000		(2,000)				(230,000)
Conversion of Series A preferred shares, shares		23,177,175	(200,000)
Shares issued, value		$ 4,733,000				$ 135,000,000		$ 2,000			$ 54,000			$ 4,731,000			$ 134,946,000
Shares issued, shares		206,600				5,400,000
Fees and expenses in connection with issuance of common and preferred shares	(5,073,000)												(5,073,000)
Dividends on class A common shares	(127,007,000)																	(127,007,000)
Dividends on preferred shares	(50,443,000)																	(50,443,000)
Amortization of Series C issuance costs															1,166,000				(1,166,000)
Shares issued through dividend reinvestment program	64,697,000						31,000						64,666,000
Shares issued through dividend reinvestment program, shares		3,043,731
Share-based compensation expense (note 12):
Restricted class A common shares, phantom share units and stock appreciation rights issued, value	7,701,000						2,000						7,699,000
Restricted class A common shares, phantom share units and stock appreciation rights issued, shares		214,464
Other share-based compensation	7,353,000						3,000						7,350,000
Other share-based compensation, shares		344,438
Fleet growth payments							5,000						(5,000)
Fleet growth payments, shares		468,968
Treasury shares		(1,336)
Balance at Dec. 31, 2014	1,745,224,000						967,000		242,000			(379,000)	2,238,872,000					(459,161,000)		(35,317,000)
Balance, shares at Dec. 31, 2014		96,662,928		13,665,531	5,105,000	5,400,000
Net earnings	199,391,000																	199,391,000
Other comprehensive income	4,397,000																			4,397,000
Dividends on class A common shares	(144,553,000)																	(144,553,000)
Dividends on preferred shares	(53,655,000)																	(53,655,000)
Amortization of Series C issuance costs															$ 1,310,000				$ (1,310,000)
Shares issued through dividend reinvestment program	38,862,000						21,000						38,841,000
Shares issued through dividend reinvestment program, shares		2,138,653
Share-based compensation expense (note 12):
Restricted class A common shares, phantom share units and stock appreciation rights issued, value	3,928,000						2,000						3,926,000
Restricted class A common shares, phantom share units and stock appreciation rights issued, shares		229,254
Other share-based compensation	8,754,000												9,786,000					(1,037,000)
Other share-based compensation, shares		537,758
Common shares repurchased, including related expenses	(13,885,000)												(13,876,000)
Common stock repurchased including related expenses, shares		(944,524)
Preferred shares repurchased, including related expenses	(12,303,000)				$ (2,929,000)	$ (694,000)			(5,000)				(12,198,000)					(100,000)
Preferred shares repurchased, including related expenses, shares				(343,757)	(123,971)	(29,400)
Treasury shares, value	23,000											23,000
Treasury shares		(1,909)
Balance at Dec. 31, 2015	$ 1,776,183,000						$ 986,000		$ 237,000			$ (356,000)	$ 2,266,661,000					$ (460,425,000)		$ (30,920,000)
Balance, shares at Dec. 31, 2015		98,622,160		13,321,774	4,981,029	5,370,600